Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
17.	Share-Based Compensation

In August 2008, the Company's Board adopted the 2008 Equity Incentive Plan (the "Plan"), which enables management, consultants and Directors of the Company and its subsidiaries to receive options, stock appreciation rights, stock grants, stock units and dividend equivalents.

The Plan is administered by the Board or a committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the Plan during the 10-year term of the Plan is 1,500,000. The maximum number of Class A common shares with respect to which awards may be granted to any participant in the Plan in any fiscal year is 500,000.

The holder of a stock grant awarded under the Plan shall have the same voting, dividend and other rights as the Company's other Class A common shareholders when the grant vests and the shares are issued.

Under the plan, the Company has issued the following share based awards:

	Restricted Stock Units
	Number of Units
			Weighted Average Fair Value on Grant date	Actual Fair Value on Vesting date
	Management	Directors
Un-Vested as at January 1, 2009	860,000	37,671	$5.06	n/a
Vested in January 2009	—	(37,671)	2.80	3.17
Granted on May 18, 2009	—	150,273	1.83	n/a
Vested in September 2009	(195,000)	—	5.72	1.61
Vested in October 2009	(105,000)	—	5.72	1.61

Un-Vested as at December 31, 2009	560,000	150,273	$4.21	n/a
Vested in January 2010	—	(150,273)	1.83	1.46
Granted on March 1, 2010	—	58,511	1.88	n/a
Vested in September 2010	(210,000)	—	4.93	2.67
Vested in October 2010	(90,000)	—	4.93	2.65

Un-Vested as at December 31, 2010	260,000	58,511	$4.23	n/a
Vested in January 2011	—	(58,511)	1.88	5.04
Granted on March 17, 2011	15,000	17,886	6.15	n/a
Vested in September 2011	(206,250)	—	4.84	2.35
Granted on September 2, 2011	150,000	—	3.07	n/a
Vested in October 2011	(68,750)	—	4.84	1.96

Un-Vested as at December 31, 2011	150,000	17,886	$3.40	n/a

The restricted stock units granted to three members of management on August 14, 2008 were to vest over a period of three years; one third on the first anniversary of the merger, one third on the second anniversary and one third on the third anniversary. The vesting dates were amended and a total of 260,000 vested in September and October 2009, a further 260,000 vested in September and October 2010 and the final tranche of 260,000 vested in September and October 2011.

The restricted stock units granted to one member of management on November 12, 2008 were to vest over a period of two years; half on the first anniversary of the merger and half on the second anniversary. The vesting date of both tranches was amended and a total of 40,000 vested in September and October 2009 and the remaining 40,000 vested in September and October 2010.

The restricted stock units granted to Directors on November 12, 2008, May 18, 2009, March 1, 2010 and March 17, 2011 vested in January 2009, January 2010, January 2011 and January 2012 respectively.

Restricted stock units totalling 15,000 were granted to one member of management on March 17, 2011. 11,250 units vested during September 2011 and the balance of 3,750 units vested during October 2011. The restricted stock units granted to four members of management on September 2, 2011 are to vest over two years; half during September and October 2012 and the remaining half during September and October 2013. In March 2012, the grants made in September 2011 were amended and restated to provide that vesting would occur only when the individual leaves employment, for whatever reason, provided that this is after September 30, 2012 in respect of half of the grant and September 30, 2013 for the other half of the grant.

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the consolidated statement of income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date, which is discounted for dividends forfeited over the vesting period. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the grants issued on August 14, 2008 and November 12, 2008, the share value at the grant date was $7.37 and $2.80 respectively, both of which were the average closing prices for the common stock surrounding those dates. These share values were then discounted by 10.75% (the same rate used to discount the Class C shares in the purchase price allocation) and for the estimated $0.23 quarterly dividend over the relevant vesting periods, to give a fair value at the grant date of $5.50 and $1.76 respectively.

For the grant issued on May 18, 2009, the fair value at the grant date was $1.83, which was the closing price for the common stock on that date. The share value has not been discounted.

For the grant issued on March 1, 2010, the fair value at the grant date was $1.88, which was the closing price for the common stock on that date. The share value has not been discounted.

For the grants issued on March 17, 2011, the fair value at the grant date was $6.15, which was the closing price for the common stock on that date. The share value has not been discounted.

For the grants issued on September 2, 2011, the share value at the grant date $3.07, which was the closing price for the common stock on that date. The share value has not been discounted as no dividends were expected to be paid on the common stock at that time.

During the year ended December 31, 2011 the Company recognized a total of $565 (2010: $980, 2009: $2,513) in respect of share based compensation costs. As at December 31, 2011, there was a total of $352 (2010: $255) unrecognized compensation costs relating to the above share based awards. The remaining costs are expected to be recognized over a period of 22 months.